Deposits	12 Months Ended
Dec. 31, 2020
Deposits Assets Disclosures [Abstract]
DEPOSITS
9.	DEPOSITS

Deposits include security deposits to landlords of rental premises and deposits to the China Trust Protection Fund. In accordance with relevant rules of the China Trust Protection Fund, 1% of the size of trust plans subscribed is deposited in the Fund.